LONG-TERM DEBT (Q1) (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
The table below presents the components of outstanding debt (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
12% Secured Term Notes, due January 23, 2026	$1,600	$—
8% Secured Convertible Notes, due January 23, 2026	6,400	—
	$8,000	$—
Less: Deferred financing fees, net	(802)	—
	$7,198	$—